Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Net Cash flows used from operating activities:
Net loss	$ (501,141)	$ (35,195,544)	$ (45,065,336)	$ (44,265,276)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	122	919	1,169	182,037
Issuance of common stock for services			10,000
Issuance of common stock as consideration for warrant Amendment			440,000
Change in fair value of digital currencies	180,816		(704,946)	(8,665)
Loss on issuance of Units				250,000
Fair value adjustments for warrant liabilities		33,172,886	39,222,099	(25,266,593)
Fair value adjustments for convertible notes		16,849,071	16,849,071	(2,096,700)
Fair value adjustments for derivative liability shortfall of shares				14,915,419
Gain on extinguishment of debt		(15,873,067)	(15,918,867)	(837,369)
Loss from lease termination		177,389	100,696
Impairment loss related to investment				2,250,000
Impairment loss on fixed assets				236,585
Loss on sale of fixed assets				1,530
Liquidated damages		693,000	693,000	3,102,750
Realized loss on sale of digital currencies	63,179
Changes in operating assets and liabilities:
Digital currencies			338,793	(25,502)
Prepaid expenses and other current assets	(6,108)		(67,736)	(8,902)
Accounts payable	(45,602)	84,619	(673,729)	140,233
Net cash used in operating activities	(308,734)	(90,727)	(1,488,254)	(828,459)
Net cash used in investing activities:
Purchase of property and equipment			(1,485)	(14,582)
Sale of property and equipment, net				66,807
Refund of lease deposit			1,885	335,000
Proceeds from sale of digital currencies	172,437
Net cash (used in) provided by investing activities	172,437		400	387,225
Net cash provided by financing activities:
Net proceeds from exercise of warrant				91,765
Net proceeds from issuance of Series C Convertible Preferred Stock and warrants for cash in an offering			925,115
Net proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering			825,005
Net proceeds from issuance of convertible notes				320,002
Payment to settle an investor loan			(54,000)
Net cash provided by financing activities			1,696,120	411,767
Net increase (decrease) in cash	(136,297)	(90,727)	208,266	(29,467)
Cash, beginning of period	303,334	95,068	95,068	124,535
Cash, end of period	167,037	4,341	303,334	95,068
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible notes to common stock	5,175	6,340		(4,208,546)
Issuance of common stock due to Anti-Dilution provision		14,517
Cashless warrant exercise		4,534	12,277,968
Management redemption from escrow account		400
Preferred issued for conversion of notes		1,160	1,160
Debt settlement from sale of fixed assets				22,200
Reclassification between convertible notes and derivative liabilities			4,138,704	92,601
Fractional shares adjusted for reverse split		4	4
Issuance of Series C-1 Convertible Preferred Stock and warrants in exchange of digital currencies			250,000
Issuance of Series B Convertible Preferred Stock to settle convertible notes payable			74,300,224
Issuance of common stock for settlement of debt		90,168,290	61,667
Preferred converted to Common Stock		$ (32)
Series C-1 Convertible Preferred Stock [Member]
Net Cash flows used from operating activities:
Net loss
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock for services
Issuance of common stock as consideration for warrant Amendment
Loss on issuance of Convertible Preferred stock			478,035
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible notes to common stock			14,517
Issuance of common stock due to Anti-Dilution provision
Cashless warrant exercise
Management redemption from escrow account
Issuance of common stock for settlement of debt
Series B Convertible Preferred Stock [Member]
Net Cash flows used from operating activities:
Net loss
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock for services
Issuance of common stock as consideration for warrant Amendment
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible notes to common stock			15,874
Issuance of common stock due to Anti-Dilution provision
Cashless warrant exercise
Management redemption from escrow account
Issuance of common stock for settlement of debt
Series C Convertible Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on issuance of Convertible Preferred stock			2,809,497
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible notes to common stock			$ 2,941